Share-Based Compensation - Valuation of Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share Price	$ 6.11
Expected term (years)	5 years 3 months 18 days	5 years 3 months 18 days
Expected volatility	40.00%	40.00%
Risk-free interest rate	0.70%	0.70%
Expected dividend yield	0.00%	0.00%